Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill and Other Intangible Assets
Segment breakdown of Goodwill and Other Intangible Assets

		Refining and	Digital
	Oil Sands	Marketing	Applications
($ millions)	Goodwill	Goodwill	and Other	Total
At December 31, 2023	2 752	140	636	3 528
Additions	—	—	55	55
Amortization	—	—	(80)	(80)
At December 31, 2024	2 752	140	611	3 503
Additions	—	—	43	43
Amortization	—	—	(91)	(91)
At December 31, 2025	2 752	140	563	3 455